General and administrative (Details) - Schedule of general and administrative - General and Administrative [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and administrative (Details) - Schedule of general and administrative [Line Items]
Payroll and related expenses	$ 19,366	$ 18,460	$ 16,386
Professional fees	4,307	4,274	2,040
Vehicle costs	469	328	263
Rent and maintenance	1,559	2,147	2,071
Travel and entertainment	249	262	425
Refreshments, gifts and donations	525	778	645
Doubtful accounts and bad debts	676	606	266
Recruiting expenses	727	330	386
Depreciation	1,955	978	484
Issuance costs	11,835
Other	6,269	3,971	6,402
General and administrative total	$ 47,937	$ 32,134	$ 29,368